N-CSR Item 1. Report to Shareholders





























The Florida


TaxFree Funds





The Florida TaxFree Money Market Fund


The Florida TaxFree ShortTerm Fund



























Distributor:


William R. Hough & Co.


100 Second Avenue South, Suite 800


St. Petersburg, Florida 33701-4386


(800) 557-7555







Annual Report


April 30, 2003
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.



CONTENTS


	President's Message	1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
		Municipal Bonds	5

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	10
		Municipal Bonds	11

 	Statements of Assets and Liabilities	16

	Statements of Operations	17

	Statements of Changes in Net Assets	18

	Notes to Financial Statements	19

	Report of Independent Accountants	25


Dear Shareholder:

125: We are pleased to present the Annual Report on The Florida TaxFree Funds.
    We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund
Total net assets of the Fund were $160.8 million as of April 30, 2003. This compares with $166.8 million on April 30, 2002.

We are pleased to report that based on total return for the year ending
 April 30, 2003, The Florida TaxFree Money Market Fund was ranked in the top 13% out of a total of approximately 338 tax-free state-specific funds tracked by
iMoneyNet Inc., a respected mutual fund performance and statistical reporting company. Rankings by iMoney Net for periods ending April 30, 2003 are as follows:

133: 1-year total return.... 43rd out of 338, 3-year total
 return...24th out of 338,   5-year total return...16th out of 338

The 7-day average yield of the Fund was 0.82% as of April 30, 2003.
For investors in the 35% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 1.36%. Had the adviser not reimbursed certain fees and expenses, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.


The Florida TaxFree ShortTerm Fund


 As of April 30, 2003, total net assets for the Fund were $24.0 million.
 The portfolio had a dollar-weighted average maturity of 2.16 years and a 30-day SEC yield of 1.45% on April 30, 2003. This yield equates to a tax equivalent yield of 2.33% for a Floridian in the 35% federal tax bracket with Florida intangible assets of $200,000 or more.
142:The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. Over the past year, the bond market has continued to be strong. The lower interest rate environment has been beneficial to The Florida TaxFree ShortTerm Fund and has contributed to a 4.38% cumulative total return for the 12-month period ended April 30, 2003.
The main reason for this is the inverse relationship between interest rates and bond prices. As interest rates fall, there is generally a rise in bond prices. This relationship also usually holds true for tax-free municipal bond funds; as interest rates decrease, the net asset value (NAV) rises and a fund's total return increases. While the equity markets have been volatile over the past 12 months, the municipal bond market has shown strength and has provided solid returns for investors. The net asset value per share was $10.21 on April 30, 2003, compared with $10.14 on April 30, 2002.

The cumulative total return on the Fund since its inception
 November 22, 1993 through April 30, 2003 was 50.08%. This represents a return of 4.39% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $15,008 on
 April 30, 2003, including reinvestment of all distributions.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 80% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 20% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,





W. Robb Hough, Jr.
President
The Hough Group of Funds




11. As of the date of this report, the exemption for assets subject to the Florida intangible tax is scheduled to increase to $500,000 per couple ($250,000 for individuals) effective July 1st.



























Florida (42%)(a)





Alachua, FL, IDB, (Sabine Inc., Project),
1.45%, 09/01/15,SunTrust Bank, N.A., LOC             1,300,000   1,300,000



Broward County, FL HFA, Housing RB, (P-Floats PT-703),
 1.40%, 09/01/32, FHLMC Insured                      3,000,000   3,000,000


Capital Trust Agency, FL, IDB, (Seminole Tribe
of Florida Convention and Resort Hotel Facilities),
1.35%, 10/01/33, JP Morgan Chase Bank, LOC           3,000,000   3,000,000


Collier County, FL Health Facilities Auth, Hospital
RB, (Cleveland Clinic Health System Obligated
Group Guaranteed), Series 2003C-1,
1.35%, 01/01/35, J.P. Morgan Chase, LOC              1,000,000  1,000,000


Collier County, FL IDA, IDB, (Redlands Christian
Migrant Association, Inc., Project), 1.40%,
12/01/26, Bank of America, N.A., LOC                 3,900,000  3,900,000


Dade County, FL IDA, Pollution Ctrl RB,
(Florida Power & Light), 1.37%, 06/01/21		     3,600,000 3,600,000

Dade County, FL IDA, IDB, (Dolphins Stadium),
Series A, 1.35%, 01/01/16, Societe Generale, LOC	 600,000  600,000

Florida Development Finance Corp, IDB,
DSLA Realty LC Project), Series A-1, 1.50%,
04/01/25, SunTrust Bank, N.A., LOC			     1,680,000 1,680,000

Florida Development Finance Corp, IDB,
RL Smith Investments LLC Project), Series A-2,
1.50%, 04/01/25, SunTrust Bank, N.A., LOC		     1,565,000 1,565,000

Florida Development Finance Corp, IDB, (Charlotte
Community Project), Series A-3, 1.40%, 02/01/21,
SunTrust Bank, N.A., LOC				     1,495,000 1,495,000

Florida Gulf Coast University Foundation, Inc.,
Certificates of Participation, Series A, 1.50%,
08/01/32, Wachovia Bank, N.A., LOC			     1,000,000 1,000,000

Florida HFA, Housing RB, (Lakes of Northdale
Project), Series D, 1.41%, 06/01/07, SouthTrust
Bank of AL, LOC						     2,065,000 2,065,000

Florida HFA, Housing RB, (Town Colony Development),
1983 Series E, 1.40%, 12/01/05, Credit Suisse
First Boston, LOC						     1,885,000 1,885,000

Gulf Breeze, FL, Hospital RB, (Heritage
Healthcare Project), 1.45%, 01/01/24, Anchor
National Life Insurance Co., SBPA				 480,000   480,000

Highlands County, FL Health Facilities Auth,
Hospital RB, (Adventist Health System / Sunbelt),
Series 2003A, 1.35%, 11/15/32, SunTrust Bank,
N.A., LOC								1,000,000 1,000,000

Jackson County, FL, Pollution Control RB,
(Gulf Power Company Project), 1.40%, 07/01/22		  500,000   500,000

Jacksonville, FL Electric Auth, Electric Util RB,
Series C, 1.35%, 10/01/30, Dexia Credit Local
de France, SPBA							1,000,000 1,000,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Hospital), Series D,
1.40%, 04/01/20, SunTrust Bank, N.A., Liquidity		1,800,000 1,800,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Hospital), Series 1995A,
1.36%, 04/01/25, SunTrust Bank, N.A., Liquidity       2,500,000 2,500,000

Lee County, FL HFA, Housing RB, (University Club
Apartments), 1.45%, 05/15/35, SouthTrust Bank,
N.A., LOC								  800,000   800,000

Martin County, FL, Solid Waste RB,
(Florida Power & Light), 1.42%, 01/01/27			2,450,000 2,450,000

Ocean Highway & Port Auth, FL, Transportation RB,
Series 1990, 1.45%, 12/01/20, Wachovia Bank,
N.A., LOC								1,500,000 1,500,000

Ocean Highway & Port Auth, FL, Transportation RB,
Series 1990, 1.45%, 12/01/20, Wachovia Bank,
N.A., LOC								  700,000   700,000

Orange County, FL Health Facilities Auth, Hospital RB,
(Adventist Health Systems/Sunbelt Obligated Group),
Floater Certificates - Series 171, Series A, 1.51%,
11/15/14, FSA Insured, Morgan Stanley Dean Witter,
Liquidity Facility						6,035,000  6,035,000


Orange County, FL IDA, IDB, (Central Florida
YMCA Project), Series 2002A, 1.40%, 05/01/27,
Bank of America, N.A., LOC				     $1,000,000 $1,000,000

Palm Beach County, FL Health Facilities Auth,
Hospital RB, (Bethesda Healthcare System Project),
1.35%, 03/01/27, SunTrust Bank, LOC				1,000,000  1,000,000

Palm Beach County, FL, Public Improv RB,
(Jewish Community Campus Project), 1.35%, 03/01/30,
AMBAC Insured, The Northern Trust Company, SBPA       5,000,000  5,000,000

Palm Beach County, FL, Public Improv RB,
(Jewish Community Campus Project), 1.35%, 03/01/30,
The Northern Trust Company, LOC				1,200,000  1,200,000

Palm Beach County, FL, Hospital RB, (Hospice
of Palm Beach County, Inc. Project), Series 2001,
1.40%, 03/01/28, The Northern Trust Company, LOC      1,700,000  1,700,000

Palm Beach County, FL, IDB, (Henry Morrison Flagler),
1.40%, 11/01/36, The Northern Trust Bank, LOC         3,000,000  3,000,000

St. Lucie County, FL, Pollution Control,
(Florida Power & Light), 1.37%, 09/01/28			2,000,000  2,000,000

St. Lucie County, FL, IDB, (Freedom Plastics
FL Project), 1.46%, 11/01/20, LaSalle Bank,
N.A., LOC								2,300,000  2,300,000

St. Petersburg, FL, Public Improv RB, (Florida
International Museum Project), Series 1997A, 1.35%,
10/01/17, SunTrust Bank, Tampa Bay, LOC			2,975,000  2,975,000

St. Petersburg, FL Health Facilities Auth, Hospital
RB, (Menorah Manor Project), Series 1997, 1.40%,
07/01/27, SunTrust Bank, Tampa Bay, LOC			  700,000   700,000

Southeast Volusia, FL Hospital District, Hospital RB,
(Bert Fish Medical Center), 1.40%, 05/01/22,
SouthTrust Bank of Alabama, N.A., LOC			  600,000   600,000

Sumter County, FL IDA, IDB, (Great Southern Wood,
FL, Inc.), 1.50%, 04/01/05, SouthTrust Bank, LOC        200,000   200,000



Non-Florida (<1%) (a)


Providence, RI Housing Auth, Housing RB,
(Cathedral Square), Series B, 1.45%, 09/01/17,
Fleet Bank, LOC							$570,000 	$570,000






Total Variable Rate Demand Notes (Cost $67,100,000)

$67,100,000












Florida (55%)(a)





Arcadia, FL, Sales Tax RB, (Dedicated Pool
Local Government),4.80%, 12/01/03, FGIC Insured      $100,000 $102,142

Bay County, FL School District, Sales Tax RB, 4.30%,
06/01/03, FSA Insured					      100,000  100,258

Brevard County, FL, Public Improvement RB,
(Fourth Cent Tourist Development Tax - Florida
Marlins Training), 3.30%, 03/01/04, FGIC Insured      145,000  147,609

Brevard County, FL School District, Revenue
Anticipation Notes, 2.50%, 05/02/03			    2,500,000 2,500,067

Brevard County, FL School Board, Certificates of
Participation, 2.00%, 07/01/03, AMBAC Insured	    1,010,000 1,010,940

Brevard County, FL School District, Tax Anticipation
Notes, 2.25%, 06/30/03					    1,000,000 1,001,318

Broward County, FL, Sales Tax RB, Commercial Paper,
1.20%, 05/06/03, Dexia Credit Local de France, LOC  2,500,000 2,500,000

Charlotte County, FL School District, Tax
Anticipation Notes, 2.25%, 06/30/03			    2,000,000 2,002,949

Charlotte County, FL, Water & Sewer RB, 6.875%,
10/01/03, Pre-refunded @ 102				      325,000   338,541

Collier County, FL, Gax Tax RB, 2.00%, 06/01/03,
AMBAC Insured						    1,495,000 1,496,188

Duval County, FL School District, Certificates of
Participation, 4.40%, 07/01/03, FSA Insured		450,000   452,409

Escambia County, FL HFA, Housing RB, (Single
Family Mortgage), Series B, 1.15%, 09/04/03,
GNMA/FNMA Collateralized, Mandatory Tender @ 100,
Bank of America, N.A., SBPA					825,000   825,000

Florida Rural Utility Financing Commission,
Public Improv Revenue Notes, (Public Projects
Construction), Series 2002A, 3.00%, 07/15/03        3,730,000 3,739,834

Florida State Board of Education, GO Bonds,
Series D, 6.75%, 06/01/03 					485,000   487,117

Florida State Board of Education, GO Bonds,
(Capital Outlay), Series F, 5.40%, 06/01/03		100,000   100,330

Florida State Board of Education, GO Bonds,
(Capital Outlay), Series A, 5.00%, 06/01/03		200,000   200,652

Florida State Board of Education, GO Bonds,
(Capital Outlay), Series C, 5.125%, 06/01/03		100,000   100,328

Florida State Board of Education, GO Bonds, (Capital
Outlay), Series A, 5.00%, 01/01/04				 50,000    51,248

Florida State Board of Education, Public Improvement
RB, (Lottery Revenues), Series C, 4.00%, 07/01/03,
FGIC Insured							225,000   225,941

Florida State Board of Education, Public Improvement
RB, (Lottery Revenues), Series A, 4.50%, 07/01/03,
FGIC Insured							100,000   100,542

Florida Local Government Commission, Commercial Paper,
(Florida Association of Counties Pooled Program),
1.05%, 06/13/03, Wachovia Bank, N.A., LOC		    1,964,000 1,964,000

Florida Local Government Commission, Commercial
Paper, (Florida Association of Counties Pooled
Program), 1.05%, 07/10/03, Wachovia Bank,
N.A., LOC							   4,000,000  4,000,000

Florida Local Government Commission, Commercial
Paper, (Florida Pooled Program), Series B, 1.05%,
06/09/03, Wachovia Bank, N.A., LOC			   1,783,000  1,783,000

Florida State Department of Management Services,
Public Improvement RB, (FL Facilities Pool),
Series 2002A, 3.00%, 09/01/03, FSA Insured	   1,200,000  1,207,622

Florida State Department of Environmental
Protection, Public Improvement RB, (Save Our
Coast), Series 2003, 3.00%, 07/01/03,
FGIC Insured						     930,000    932,951




Florida State Division of Bond Finance, Department
of General Services, Public Improvement RB,
Environmental Protection, (Preservation 2000),
Series B, 5.00%, 07/01/03, FSA Insured		    280,000    281,793

Florida Municipal Loan Council, Public Improvement
RB, Series C, 3.00%, 11/01/03, MBIA Insured	    950,000    957,241

Florida Municipal Loan Council, Public Improvement
RB, Series A, 4.375%, 04/01/04, MBIA Insured	    100,000    103,161

Florida State Municipal Power Agency, Electric
Util RB, (Stanton II Project), 4.45%, 10/01/03,
AMBAC Insured						    100,000    101,275

Florida State Turnpike Auth, Transportation RB,
(Department of Transportation), Series A, 5.50%,
07/01/03, AMBAC Insured					   $100,000   $100,679

Fort Lauderdale, FL, GO Bonds, 4.50%, 07/01/03      100,000    100,476

Fort Lauderdale, FL, GO Bonds, 2.00%, 07/01/03      380,000    380,317

Fort Myers, FL, Water & Sewer RB, Series A, 5.00%,
04/01/04, FGIC Insured					    100,000    103,516

Gainesville, FL Utility System, Water & Sewer RB,
 Series A, 4.30%, 10/01/03				     50,000     50,611

Gainesville, FL Utility System, Electric Util RB,
CP Notes, Series C, 1.10%, 05/22/03, Bayerische
Landesbank, LOC						  1,883,000  1,883,000

Greater Orlando, FL Aviation Auth, Transportation
 RB, Series B, 3.00%, 10/01/03, FSA Insured	    200,000    200,758

Jacksonville, FL Electric Auth, Water & Sewer RB,
CP Notes, Series D, 1.05%, 05/06/03, Dexia
Credit Local, SBPA					  5,000,000   5,000,000

Jacksonville, FL Electric Auth, Electric Util RB,
(St. Johns River), Issue 2, Series 10, 6.50%,
10/01/03							  2,025,000   2,042,044

Jacksonville, FL Electric Auth, Electric Util RB,
(St. Johns River), Issue 2, Series 16, 5.00%,
10/01/03							    710,000     720,827

Jacksonville, FL Electric Auth, Electric Util RB,
Subseries D, 5.30%, 10/01/03, Pre-refunded @ 100    250,000	    253,996

Jacksonville, FL Electric Auth, Electric Util RB,
Subseries D, 5.375%, 10/01/03, Pre-refunded @ 100   200,000     203,427

Jacksonville, FL, Public Improvement RB, (Excise
Tax), Series A, 4.90%, 10/01/03, FGIC Insured	    200,000     202,949

Jacksonville, FL, Commercial Paper, (Florida
Power & Light), Series 1992, 1.15%, 05/22/03	  5,300,000	  5,300,000

Jacksonville, FL Port Auth, Transportation RB,
4.20%, 10/01/03, FGIC insured				    200,000     202,027

Jacksonville, FL Port Auth, Transportation RB,
7.625%, 11/01/03, Pre-refunded @ 102		    585,000     614,447

Jacksonville, FL, Public Improvement RB, (River
(City Renaissance Project), 4.50%, 10/01/03,
FGIC Insured						    100,000     101,304

Kissimmee, FL Utility Auth, Electric Util RB,
5.50%, 10/01/03, Pre-refunded @ 103			    280,000	    290,637

Kissimmee, FL Utility Auth, Electric Util RB,
Commercial Paper, Series 2000B, 1.05%, 06/06/03,
Bank of Nova Scotia, Liquidity			  6,000,000   6,000,000

Lee County, FL HFA, Housing RB, (Floater - PT-
611), 1.20%, 09/04/03, Mandatory Tender @ 100,
Merrill Lynch, Liquidity				  2,805,000	  2,805,000

Manatee County, FL Port Auth, Transportation RB,
Series A, 5.00%, 10/01/03, Pre-refunded @ 102	    100,000     103,579

Miami-Dade County, FL, Transportation RB,
(Miami International Airport), Commercial Paper,
Series A, 1.00%, 05/13/03, J.P. Morgan Chase,
Bayerische Landesbank Girozentrale,
State StreetBank, LOC  	       			  2,514,000   2,514,000

Ocala, FL, Public Improvement RB, (Capital
Improvement), 2.00%, 10/01/03, AMBAC Insured	    430,000     430,890

Ocala, FL, Public Improvement RB, (Optional
Gas Tax Rev), 2.50%, 10/01/03, AMBAC Insured      1,315,000   1,320,449

Orange County, FL School Board, Certificates
of Participation, Series A, 3.60%, 08/01/03,
MBIA Insured						    100,000     100,557

Orlando & Orange County, FL Expressway Auth,
Transportation RB, (Senior Lien), 5.375%,
07/01/03, Pre-refunded @ 102				    200,000     205,389

Orlando & Orange County, FL Expressway Auth,
Transportation RB, (Senior Lien), 5.25%, 07/01/03,
Pre-refunded @ 102					    300,000     308,065

Orlando & Orange County, FL Expressway Auth,
Transportation RB, (Senior Lien), 5.50%,
07/01/03, Pre-refunded @ 102				    490,000	    503,377



Orlando & Orange County, FL Expressway Auth,
Transportation RB, (Junior Lien), 5.95%, 07/01/03,
Pre-refunded @ 100					    300,000     302,067

Orlando, FL Utilities Commission, Water &
Electric RB, (Commercial Paper), Series 1999A,
1.10%, 05/19/03, J. P. Morgan Chase, LOC		 $6,500,000  $6,500,000

Osceola County, FL School District, GO Bonds,
2.00%, 08/01/03, FSA Insured				    370,000     370,554

Palm Beach County, FL, GO Bonds, (Land
Acquisition Program), Series A, 3.50%, 06/01/03	    100,000     100,158

Palm Beach County, FL, Public Improvement RB,
(Criminal Justice Facilities), 2.00%, 06/01/03	    370,000     370,203

Palm Beach County, FL Health Facilities Auth,
Hospital RB, (Pooled Hospital Loan Project),
Commercial Paper, 1.00%, 05/15/03,
SunTrust Bank, LOC					  2,500,000   2,500,000

Pasco County, FL, Public Improvement RB,
(Guaranteed Entitlement), 2.00%, 12/01/03,
FSA Insured							    440,000     442,290

Port St. Lucie, FL, Water & Sewer RB,
(Stormwater Utility Revenues), 2.50%,
05/01/03, MBIA Insured					    495,000     495,000

Putnam County, FL Development Auth, Pollution
Ctrl RB, (Seminole Electric Cooperative, Inc.),
Series D, 1.45%, 06/15/03, National Rural
Utilities Cooperative Finance Corporation,
GTY, Mandatory Tender @ 100				  1,500,000   1,500,000

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Seminole Electric
Cooperative, Inc.), Series H-4, 1.25%,
09/15/03, National Rural Utilities Cooperative
Finance Corporation, GTY,
Mandatory Tender @ 100  				  1,500,000   1,500,000

St. Lucie County, FL, GO Bonds, 4.00%, 10/01/03,
AMBAC Insured						     50,000      50,575

St. Lucie County, FL, Water & Sewer RB, 5.00%,
10/01/03, Escrowed to Maturity			     50,000      50,776

St. Lucie County, FL, Solid Waste RB, 2.00%,
09/01/03, AMBAC Insured					    550,000     551,466

Sarasota County, FL Public Hospital Board,
Hospital RB, (Sarasota Memorial Hospital Project),
Series B, 4.60%, 10/01/03, MBIA Insured		    100,000     101,401



Sarasota-Manatee, FL Airport Auth, Transportation
RB, 4.80%, 08/01/03, MBIA Insured			    100,000     100,871

Seminole County, FL School District, Tax
Anticipation Notes, 2.125%, 08/19/03		  1,500,000   1,503,232


South Florida Water Management District,
Special Assessment RB, (Special Obligation
Acquisition Bonds), 4.70%, 10/01/03,
MBIA Insured						    100,000     101,387

Sunshine State Governmental Financing Comm,
Commercial Paper, Series A, 1.10%, 07/02/03,
FGIC Insured, SBPA:  Bank of Nova Scotia		  4,539,000   4,539,000

Sunshine State Governmental Financing Comm,
Commercial Paper, Series C, 1.00%, 05/14/03,
FGIC Insured, SBPA:  Toronto-Dominion Bank	  1,330,000   1,330,000

Sunshine State Governmental Financing Comm,
Commercial Paper, Series G, 1.00%, 05/12/03,
MBIA Insured, SBPA:  Landesbank
Hessen-Thuringen Girozentrale				  2,500,000   2,500,000

Sunshine State Governmental Financing Comm,
Commercial Paper, Series F, 1.10%, 06/03/03,
AMBAC Insured, SBPA:  Landesbank
Hessen-Thuringen Girozentrale				  1,500,000   1,500,000

Tampa Bay, FL Water Utility System, Water
& Sewer RB, Series B, 3.90%, 10/01/03,
FGIC Insured						     50,000      50,554

Tampa, FL, Public Improvement RB,
(Guaranteed Entitlement), 6.00%,
10/01/03, AMBAC Insured					    250,000     255,001

Tampa, FL, Solid Waste RB, 5.00%, 10/01/03,
Pre-refunded @ 102					     95,000      98,384

Tampa, FL, Solid Waste RB, 5.25%, 10/01/03,
Pre-refunded @ 102					    100,000     103,683

Venice, FL, Public Improv RB, 3.25%, 07/01/03,
FGIC Insured						    100,000     100,334





Non-Florida (3%) (a)

Adams County, CO School District No. 012,
GO Bonds, 6.50%, 12/15/03				  $135,000     $139,518

Alabama Water Pollution Control Auth, Pollution
Control RB, (Revolving Fund Loan), Series B,
4.25%, 08/15/03, AMBAC Insured			   150,000      151,302

Channelview, TX Independent School District,
GO Bonds, 2.00%, 08/15/03, PSF Guaranty		    50,000       50,072

Chelan County, WA Public Utility District No. 001,
Electric Utility RB, (Chelan Hydro), Series D,
4.50%, 07/01/03						   125,000      125,671

Clarksdale, MS Sewer & Wastewater Treatment
System, Water & Sewer RB, 2.00%, 10/01/03,
Radian Insured						    85,000       85,263

Dallas, TX Independent School District, GO Bonds,
5.70%, 08/15/03, Pre-refunded @ 100			   430,000      435,621

Howard County, MD, GO Bonds (Public Improvement),
Series A, 5.875%, 05/15/03, Pre-refunded @ 100     215,000      215,400

Johnson County, IN Hospital Association,
Hospital RB, (Hospital Building), 6.50%,
07/01/03, AMBAC Insured					   515,000      519,603

Maricopa County, AZ School District, GO Bonds,
(No. 006 Washington Elementary), Series A, 3.25%,
07/01/03, FSA Insured					   550,000      551,989

Michigan State Building Auth, Public Improvement
RB, Series I, 6.25% 10/01/03, AMBAC Insured	   200,000      204,266

Michigan State South Central Power Agency,
Electric Utility RB, (Power Supply System), 5.60%,
11/01/03, MBIA Insured					   250,000      255,591

New Jersey Health Care Facilities Financing Auth,
Hospital RB, (Kennedy Health System), Series B,
5.75%, 07/01/03, MBIA Insured				   520,000      524,055

Puerto Rico, Commonwealth of, Tax and Revenue
Anticipation Notes, 2.50%, 07/30/03              1,000,000    1,002,492

Riverton, UT, Water & Sewer RB, 2.50%, 09/01/03,
FGIC Insured						   235,000      235,981

San Antonio, TX Airport System, Transportation RB,
(Sub Lien - Passenger Facility), 4.00%, 07/01/03,
FGIC Insured						   775,000      778,410

Santa Fe, NM, Public Improvement RB, (Gross
Receipts Tax), Series A, 4.95%, 06/01/03,
AMBAC Insured 						    25,000	     25,065

Tennessee, State of, GO Bonds, Series A, 5.00%,
05/01/03							   200,000	    200,000



Total Municipal Bonds (Cost $93,374,012)				$93,374,012



Total Investments (100%) (Cost $160,474,012) (a)           $160,474,012







(a) Percentages indicated are based on investments.

Summary of Ratings (Unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity: 37.40 Days




AMBAC	Ambac Assurance Corporation
CP	Commercial Paper
FGIC	Financial Guaranty Insurance Corporation
FHLMC  Florida Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GO	General Obligation
GNMA	Government National Mortgage Association





GTY	Guarantee
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF       Permanent School Fund
RB	Revenue Bond
SBPA	Standby Bond Purchase Agreement

















Variable Rate Demand Notes


Florida (6%) (a)





Collier County, FL Health Facilities Auth,
Hospital RB, (Cleveland Clinic Health System
Obligated Group Guaranteed), Series 2003C-1, 1.35%,
01/01/35, J.P. Morgan Chase, LOC			   $500,000    $500,000

Lee County, FL Hospital Board of
Directors, Hospital RB, (Lee Memorial Hospital),
Series 1995A, 1.36%, 04/01/25, SunTrust Bank,
N.A., Liquidity						    200,000     200,000

Martin County, FL, Solid Waste RB, (Florida
Power & Light), 1.42%, 01/01/27                     200,000     200,000

St. Lucie County, FL, Pollution Control, (Florida
Power & Light), 1.37%, 03/01/28                     400,000     400,000




Variable Rate Demand Notes

Non-Florida (<1%) (a)


Colorado Health Facilities Auth, Hospital
RB, (The Visiting Nurses Corp. Project),
1.40%, 07/01/22, Wells Fargo Bank, LOC		   $100,000    $100,000

Total Variable Rate Demand Notes (Cost $1,400,000)           $1,400,000



Municipal Bonds


Florida (91%) (a)


Anastasia Sanitation District, St. Johns County, FL,
Water & Sewer RB, 6.80%, 06/01/04, FGIC Insured	   $100,000    $106,091

Baker County, FL Hospital Auth, Hospital RB,
4.60%, 12/01/06, ACA Insured				    175,000     187,667

Baker County, FL Hospital Auth, Hospital RB,
4.65%, 12/01/07, ACA Insured				    120,000     129,904

Brevard County, FL, Water & Sewer RB, 5.85%,
03/01/04, Escrowed to Maturity                      100,000     103,901

Broward County, FL Airport System,
Transportation RB, Series C, 5.00%,
10/01/05, AMBAC Insured					    125,000     129,219

Broward County, FL Airport System,
Transportation RB, Series C, 5.20%,
10/01/07, AMBAC Insured					    295,000     304,773

Capital Projects Finance Auth, FL,
Housing RB, (Capital Projects Loan
Program Florida Universities), Senior
Series F-1, 4.50%, 10/01/06, MBIA Insured		    250,000     264,560

Clearwater, FL Housing Auth, Housing RB,
(Hamptons Apartments), 8.25%, 05/01/04,
Pre-refunded @ 103                                  590,000     643,442

Collier County, FL School Board, Certificates
of Participation, 4.50%, 02/15/06, FSA Insured      205,000     220,273

Crossings at Fleming Island Community Development
District, FL, Special Assessment Bonds, Series B,
5.15%, 05/01/03, MBIA Insured				    200,000     200,000

Dade County, FL, GO Bonds, 5.25%, 11/01/04,
FGIC Insured						     50,000      52,895

Dade County, FL, Transportation RB, (Seaport
Rev), 6.25%, 10/01/05, MBIA Insured			    400,000     445,020

Dade County, FL, Transportation RB, (Aviation
Rev), Series Y, 5.25%, 10/01/04                     100,000     103,614

Dade County, FL School Board, Certificates
of Participation, Series B, 5.60%, 08/01/06,
Pre-refunded @ 101                                  115,000     130,434

Dade County, FL School District, GO Bonds, 5.00%,
08/01/05, MBIA Insured					    100,000     105,336

Dade County, FL, Water & Sewer RB, 4.70%,
10/01/04, FGIC Insured					     50,000      51,688

Duval County, FL School District, GO Bonds,
6.30%, 08/01/07, AMBAC Insured			    250,000	    291,165

Escambia County, FL Health Facilities Auth,
Hospital RB, (Baptist Hospital & Baptist Manor
Project), 4.40%, 10/01/03				    210,000     211,909

Escambia County, FL HFA, Single Family Mortgage
RB, (Multi-County Program), 4.10%, 04/01/04,
GNMA Collateralized					   120,000      122,042

Escambia County, FL Utility Auth, Water & Sewer
RB, Series B, 4.10%, 01/01/06, FGIC Insured	   150,000      159,266

First Florida Governmental Financing Commission,
Public Improv RB, 4.20%, 07/01/04, AMBAC Insured   100,000      103,466

Florida Development Finance Corporation, IRB,
(FDFC Guaranty Program), 1997 Series B, 4.90%,
05/01/03, AMBAC Insured					    40,000	     40,000

Florida Housing Finance Corp, Housing RB,
(Homeowner Mortgage), Series 2, 3.25%, 01/01/06    450,000      454,446

Florida Gas Utility, Gas Tax RB, (Gas Project
No. 1), 4.20%, 12/01/07, FSA Insured               100,000      107,541

Florida State Department of Transportation,
GO Bonds, (Right of Way), 5.80%, 07/01/05,
Pre-refunded @ 101 					   125,000      137,990

Florida State Board of Education, GO Bonds,
Capital Outlay, 8.40%, 06/01/07			    55,000       64,716

Florida State Board of Education, GO Bonds,
Series C, 5.40%, 06/01/03				    60,000       60,185

Florida State Board of Education, GO Bonds,
Series A, 5.00%, 06/01/07				   200,000      222,022

Florida State Board of Education, GO Bonds,
Capital Outlay, Series C, 4.90%, 06/01/05          100,000      101,275

Florida State Board of Education, GO Bonds,
Capital Outlay, Series E, 5.80%, 06/01/04,
Pre-refunded @ 101					   150,000      159,026

Florida State Board of Education, GO Bonds,
Capital Outlay, Series A, 5.25%, 06/01/04          100,000      104,345

Florida State Board of Education, GO Bonds,
Capital Outlay, Series A, 6.00%, 01/01/05          100,000      107,551

Florida State Board of Education, GO Bonds,
Series A, 5.00%, 06/01/04				   200,000      208,158

Florida State Board of Regents, Certificates
of Participation, State University System,
(FL Atlantic University Foundation, Inc.),
4.00%, 05/01/04, Asset Guaranty Insured		  $125,000     $128,380




Florida State Department of Transportation,
Transportation RB, (Alligator Alley), 6.25%,
07/01/06, FGIC Insured					  100,000	   113,721

Florida State Department of Environmental
Protection, Public Improv RB, (Preservation
2000), Series 2001A, 5.00%, 07/01/07,
FSA Insured							  250,000      277,545

Florida State Division of Bond Finance,
Department of General Services, Public
Improv RB, (Department of Environmental
Protection - Preservation 2000), Series B,
5.75%, 07/01/06, FGIC Insured				  450,000      504,869

Florida State Division of Bond Finance,
Department of General Services, Public Improv
RB, (Department of Environmental
Protection - Preservation 2000), Series A,
5.00%, 07/01/05, FGIC Insured				  350,000      376,502

Florida State Division of Bond Finance,
Department of General Services, Public
Improv RB, (Department of Environmental
Protection - Perservation 2000), Series A,
5.75%, 07/01/05, Pre-refunded @ 101               120,000      132,343

Florida State Division of Bond Finance,
Department of General Services, Public
Improv RB, (Department of Environmental
Protection - Preservation 2000), Series A,
5.25%, 07/01/07, MBIA Insured				   50,000       55,252

Florida State Turnpike Auth, Transportation RB,
Series B, 4.40%, 07/01/07, MBIA Insured           100,000      108,647

Gainesville, FL Utility System, Water &
Sewer RB, Series A, 5.30%, 10/01/06               125,000      129,249

Greater Orlando, FL Aviation Auth,
Transportation RB, (Orlando, FL Airport),
Series B, 3.25%, 10/01/06, FSA Insured		  250,000	   257,733

Gulf Breeze, FL, Public Improvement RB,
(Local Government Loan), Series C, 4.50%,
12/01/04, FGIC Insured, Mandatory Tender @ 100	  260,000      272,862

Gulf Breeze, FL, Public Improvement RB,
(Venice Local Government Loan), 4.00%, 12/01/06,
FGIC Insured, Mandatory Tender @ 100		   35,000	    37,577

Halifax, FL Hospital Medical Center, Hospital RB,
Series A, 5.00%, 10/01/07, MBIA Insured		  440,000      476,511

Highlands County, FL Health Facilities Auth,
Hospital RB, (Adventist Health/Sunbelt), 3.35%,
09/01/05, Mandatory Tender @ 100			  500,000	   513,015

Hillsborough County, FL, Water & Sewer RB,
(Capacity Special Assessment), 4.50%, 03/01/06,
FSA Insured							  190,000      204,541

Hillsborough County, FL Educational Facilities
Auth, Higher Education RB, (University of Tampa
Project), 4.15%, 12/01/06, Radian Asset Assurance
Insured							  225,000	   241,918

Hillsborough County, FL IDA, Hospital RB,
(University Community Hospital), 5.60%,
08/15/07, MBIA Insured					   50,000       53,385

Hillsborough County, FL HFA, Housing RB,
Single Family Mortgage, Series A-1, 4.25%,
04/01/07, GNMA/FNMA Collateralized			  100,000      103,786

Hillsborough County, FL IDA, Hospital RB,
(H. Lee Moffitt Cancer Center Project),
Series C, 3.00%, 07/01/04				  170,000      171,579

Hillsborough County, FL, Water & Sewer RB,
(Junior Lien), 5.00%, 08/01/06, AMBAC Insured     250,000      275,385

Jacksonville, FL Electric Auth, Electric Util
RB, (St. Johns River Power Park), Issue 2,
Series 18, 4.00%, 10/01/04				  250,000      259,333

Jacksonville, FL, Capital Improv RB, (Gator
Bowl Project), 6.00%, 10/01/04, Pre-refunded
@ 101								  165,000      177,821

Jacksonville, FL Electric Auth, Electric Util
RB, (St. Johns River), Issue 2, Series 14,
4.90%, 10/01/08						   30,000       32,258

Jacksonville, FL Electric Auth, Electric Util RB,
(St. Johns River), Issue 2, Series 16, 4.50%,
10/01/07							  100,000      101,945

Jacksonville, FL, Higher Education RB,
(Edward Waters College Project), 3.60%, 10/01/06,
Mandatory Tender @ 100, First Union
National Bank, LOC					  655,000      655,000

Jacksonville, FL, Public Improvement RB,
(Excise Taxes), Series A, 5.25%, 10/01/06,
FGIC Insured						  160,000      163,832

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Charity Obligated Group),
Series A, 5.50%, 08/15/06, MBIA Insured		  250,000      278,800

Jacksonville, FL Port Auth, Seaport RB,
Series 2000, 4.70%, 11/01/06, Escrowed
to Maturity							  165,000	   180,413

Jacksonville, FL Port Auth, Seaport RB,
Series 2000, 4.70% 11/01/06, MBIA Insured		  245,000      267,099

Lafayette County, FL, Public Improv RB,
Series 2000, 4.90%, 09/01/04				 $155,000     $161,205

Lauderhill, FL, Sales Tax RB, (Half Cent),
4.25%, 10/01/05, FGIC Insured				  150,000      160,097

Lee County, FL School Board, Certificates of
Participation, Series A, 4.85%, 08/01/03, FSA
Insured							   50,000       50,447

Lee County, FL IDA, Water & Sewer RB, (Bonita
Springs Utilities Project), 4.75%, 11/01/04,
FSA Insured							  185,000      193,791

Lee County, FL IDA, Water & Sewer RB,
(Bonita Springs Utilities Project), 4.75%,
11/01/05, FSA Insured					  210,000      225,971

Lee County, FL IDA, Water & Sewer RB,
(Bonita Springs Utilities Project), 3.90%,
11/01/05, AMBAC Insured					  295,000      312,827

Lee County, FL Solid Waste System, Solid Waste RB,
5.25%, 10/01/07, MBIA Insured				  500,000      551,550

Lee, FL Memorial Health System, Hospital RB,
Series A, 4.00%, 04/01/07, FSA Insured		  250,000      266,265

Leesburg, FL, Hospital RB, (Leesburg Regional
Medical Center), Series B, 5.30%, 07/01/03	   85,000	    85,446

Lee County, FL School District, GO Bonds,
5.20%, 07/01/07						  100,000      102,630

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical Center),
Series B, 5.25%, 11/15/07, MBIA Insured		  250,000      281,225

Miami Beach, FL Health Facilities Auth, Hospital
RB, (South Shore Hospital), Series A, 4.30%,
08/01/03, ACA Insured					  130,000      130,871

Miami Beach, FL, Water & Sewer RB, 5.375%,
09/01/08, FSA Insured					  250,000      274,785

Miami-Dade County, FL School Board, Certificates
of Participation, Series C, 5.25%,
08/01/06, FSA Insured					  100,000      110,705

Miami-Dade County, FL Solid Waste System,
Solid Waste RB, 4.20%, 10/01/05, AMBAC Insured     75,000       79,913


Naples, FL, Hospital RB, (Naples Community
Hospital, Inc. Project), 4.90%, 10/01/04,
MBIA Insured						  200,000      206,820

North Miami, FL Health Facilities Auth,
Hospital RB, (Catholic Health Services
Obligation Group), 5.10%, 08/15/04, SunTrust
Bank, Central Florida, LOC				  190,000      196,483

Northern Palm Beach County, FL Improvement
District, Public Improv RB, (Water Control
& Improvement - Unit Development 18), 4.30%,
08/01/05, MBIA Insured					   50,000       53,162

Orange County, FL Health Facilities Auth,
Hospital RB, (Orlando Regional Healthcare),
Series A, 6.25%, 10/01/07, Escrowed
to Maturity							  235,000      276,045

Orange County, FL Health Facilities Auth,
Hospital RB, (Adventist Health System),
5.50%, 11/15/03						  250,000      254,663

Orange County, FL, Public Improvement RB,
(Tourist Development Tax), 5.00%, 10/01/06,
AMBAC Insured						   25,000       27,622

Orange County, FL HFA, Housing RB, (Homeowner
Rev), Series A-1, 4.95%, 09/01/05			   35,000       35,929

Orange County, FL HFA, Housing RB, (Homeowner
 Rev), Series B, 2.80%, 09/01/05, GNMA/FNMA
Collateralized						  150,000      151,074

Orange County, FL HFA, Housing RB, (Homeowner
Rev), Series B, 3.15%, 09/01/06, GNMA/FNMA
Collateralized						  155,000      156,411

Orlando, FL, Water & Sewer RB, (Wastewater
System), Series A, 3.25%, 10/01/08,
AMBAC Insured						  170,000	   176,282

Orlando & Orange County, FL Expressway
Auth, Transportation RB, Senior Lien,
5.375%, 07/01/08, AMBAC Insured			   25,000       25,681

Osceola County, FL HFA, Multifamily
Housing RB, (Tierra Vista Apartments
Project), Series A, 4.85%, 06/01/03,
FSA Insured							   55,000       55,102

Osceola County, FL, Sales Tax RB, 3.95%,
04/01/04, FSA Insured					  150,000      153,854




Osceola County, FL School Board,
Certificates of Participation, Series A,
(Four Corners Charter School), 5.00%,
08/01/05, MBIA Insured					  215,000	  231,749

Palm Beach County, FL, Public Improv RB,
(Criminal Justice Facilities), 5.375%,
06/01/07, FGIC Insured					  250,000	  281,168

Palm Beach County, FL Health Facilities
Auth, Hospital RB, (The Waterford Project),
Series 1997, 5.00%, 10/01/03				  150,000     149,933

Palm Beach County, FL, Hospital RB, (Lourdes
-Noreen Mckeen Residence for Geriatric Care,
Inc.), 3.50%, 12/01/07, Radian Asset
Assurance Insured						  250,000     261,635

Palm Beach, FL HFA, Housing RB, (Lake Crystal
Apts Project), 4.20%, 12/01/04, FHLMC
Collateralized						 $130,000    $133,852

Pinellas County, FL HFA, Single Family
Mortgage RB, Series 1997C, 5.05%, 09/01/07,
GNMA Collateralized					   40,000      41,378

Pinellas County, FL HFA, Single Family
Mortgage RB, (Multi-County Program), Series A,
3.70%, 09/01/06, GNMA/FNMA Collateralized		   90,000      92,090

Pinellas County, FL HFA, Single Family Mortgage
RB, (Multi-County Program), Series A, 2.05%,
09/01/06, GNMA/FNMA Collateralized			  155,000     154,899

Plantation, FL Health Facilities Auth,
Hospital RB, (Covenant Village of FL, Inc.),
4.35%, 12/01/03						  100,000     100,914

Reedy Creek, FL Improvement District, Public
Improv RB, Series A, 5.00%, 06/01/07,
AMBAC Insured						  135,000     149,865

St. Lucie County, FL, Sales Tax RB, 4.50%,
10/01/04, FGIC Insured					   50,000      51,627

St. Lucie County, FL School Board,
Certificates of Participation, 5.00%, 07/01/03,
Escrowed to Maturity					   25,000      25,153

St. Lucie County, FL School Board, Certificates
of Participation, 5.00%, 07/01/03, FSA Insured	   30,000	   30,181

St. Petersburg, FL, Water & Sewer RB, (Utility
Tax Revenue), 5.00%, 06/01/07, AMBAC Insured	  250,000	  277,528



Sarasota County, FL, Public Improv RB,
(Infrastructure Sales Surtax Rev), 3.80%,
09/01/04, FSA Insured					  125,000     129,199

Seminole County, FL School Board, Certificates
of Participation, Series A, 6.125%, 07/01/04,
Pre-refunded @ 102					  285,000     306,954

South Broward Hospital District, FL,
Hospital RB, 4.95%, 05/01/03, AMBAC Insured	   50,000      50,000

South Broward Hospital District, FL, Hospital RB,
5.05%, 05/01/04, AMBAC Insured			  100,000     102,000

South Lake County, FL Hospital District,
Hospital RB, (South Lake Hospital, Inc.), 4.625%,
10/01/04							   65,000      67,472

Sunrise, FL, Water & Sewer RB, Series A, 5.75%,
10/01/06, Pre-refunded @ 101				  100,000	  114,539

Sunrise Lakes, FL, GO Bonds, (Phase 4
Recreation Dist), 4.125%, 08/01/04, AMBAC
Insured							  100,000     103,572

Tallahassee, FL, Electric Util RB, Series A,
4.00%, 10/01/04, FSA Insured				  100,000	  103,833

Tampa, FL Health System, Hospital RB,
(Catholic Health East), Series A-3, 4.25%,
11/15/08, MBIA Insured					  150,000     162,560

Tampa, FL Sports Auth, Public Improvement RB,
(Interlocal Agreement - Tampa Bay), 5.10%,
04/01/05, Escrowed to Maturity			   50,000	   53,515

Tampa, FL, Water & Sewer RB, 5.00%, 10/01/08,
FGIC Insured						   50,000      54,137

Turtle Run, FL Community Development District,
Special Assessment RB, (Water Management Benefit),
5.00%, 05/01/05, MBIA Insured				  210,000     224,906

Venice, FL, Hospital RB, (Bon Secours Health
System Project), 5.10%, 08/15/05, MBIA Insured    100,000     107,983

Venice, FL, Hospital RB, (Bon Secours Health
System Project), 5.30%, 08/15/07, MBIA Insured	  215,000     239,598

Volusia County, FL Health Facilities Auth,
Hospital RB, (John Knox Project), Series A,
5.50%, 06/01/05, Asset Guaranty Insured		  300,000	  322,793

West Orange, FL Healthcare District, Hospital
RB, Series 1999A, 5.00%, 02/01/04			  500,000	  510,114



Municipal Bonds


Non-Florida (3%) (a)


Puerto Rico Commonwealth Medical Services
Administration, Certificates of Participation,
Series 2002, 2.75%, 12/01/03				 $235,000   $235,126

Virgin Islands Port Auth, Transportation RB,
(Rohlsen Terminal), Series 1998A, 4.35%,
09/01/03							  455,000    458,457



Total Municipal Bonds (Cost $21,891,574)			   $22,470,797



Total Investments (100%) (Cost $23,291,574) (a)		   $23,870,797







(a) Percentages indicated are based on investments.



Summary of Ratings (Unaudited): AAA/Equivalent 78%, AA/Equivalent 12% A/Equivalent 4%, BBB/Equivalent 3%, Other 3%
Average Portfolio Maturity: 2.16 Years



ACA       ACA Financial Guaranty
AMBAC	Ambac Assurance Corporation
CP	Commercial Paper
FDFC     Florida Development Financial Corporation
FGIC	Financial Guaranty Insurance Corporation
FHLMC  Florida Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance


GO	General Obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IRB        Industrial Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond


Statements of Assets and Liabilities

							Money Fund  ShortTerm Fund
ASSETS




Investments in securities,
at value (cost $160,474,012 and
$23,291,574 respectively)			$160,474,012      $23,870,797
Cash								93,777		6,848
Receivables:
     Interest						597,871	    288,994
     Fund shares sold			            108,269             --
          Total assets				  161,273,929      24,166,639




LIABILITIES




Payable for investment
securities purchased					308,066        109,291
Dividend payable				            106,446         82,522
Funds advanced by manager 	                   68,781         10,038
           Total liabilities				483,293        201,851




NET ASSETS




Paid in capital					  160,791,670     23,318,329
Net unrealized appreciation of investments	--             579,223
Accumulated net investment income			  2,519         10,611
Accumulated net realized gain/(loss)	       (3,553)        56,625
Net assets						 $160,790,636    $23,964,788
Number of shares outstanding	              160,942,869      2,346,274
Net asset value, offering price and
redemption price per share		$              1.00          10.21







Statements of Operations

Money Fund    ShortTerm Fund
INVESTMENT INCOME
Income:
     Interest		     $2,424,057          $802,951
Expenses:
Distribution and
service fees (Note 2)		   89,721            15,645
Investment advisory fee (Note 2)847,544		  140,819
Custodian fees (Note 3)	         28,253            11,758
Transfer agency fees
 and expenses (Note 2)		  104,353            19,006
Printing costs			    7,263			521
Professional fees			   22,426            19,738
Insurance				    3,629               495
Registration and filing fees     26,581            15,997
Trustees' fees and expenses      14,945		    3,955
Securities valuation fees        17,260            30,305
          Total expenses	1,161,975		  258,239
Expense reimbursements and
fee reductions (Note 2)		 (368,675)         (148,206)
Custodian fees paid
indirectly (Note 3)               (713)              (430)
          Net expenses          792,587            109,603
Net investment income	   $  1,631,470    $       693,348




REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS



Net realized gain/(loss)
 on investments		$       (3,553)    $      144,664
Unrealized appreciation
 on investments                  --               195,518
Net realized and unrealized
 gain/(loss) on investments     (3,553)           340,182
Increase in net assets
from operations	         $  1,627,917     $   1,033,530

























			Money Fund				Short Term Fund


Year Ended    Year Ended    Year Ended   Year Ended
4/30/03	  4/30/02		4/30/03	4/30/02


INCREASE (DECREASE)
 IN NET ASSETS


Operations:
   Net investment
income	...  $1,631,470  $ 3,084,050     $ 693,348    $  949,008
   Net realized
gain/(loss) on
     investments	(3,553)         49,175       144,664       173,217
Unrealized appreciation
 Of investments	   --              --        195,518       104,757

Increase in net
 assets from
 operations      1,627,917     3,133,225     1,033,530     1,226,982


Distributions to
shareholders from:
Net investment
 income...     (1,631,470)    (3,084,050)     (693,348)     (949,008)
Net realized
gains	...         (41,247)          --        (151,534)     (105,789)

Fund share
Transactions
 (Note 4)      (6,012,535)    14,457,025      1,410,951   (6,291,399)


Net increase
(decrease)
in net assets  (6,057,335)    14,506,200      1,599,599   (6,119,214)


Net Assets:

Beginning of
year 		  166,847,971    152,341,771     22,365,189   28,484,403
End of year	 $160,790,636   $166,847,971    $23,964,788  $22,365,189

Notes to Financial Statements

1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough
Group of Funds (the "Trust"), which was organized as a Massachusetts
 Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is
consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax.
Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment
companies as follows:
Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.
Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes, which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued Basis or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding realized gains and losses if any) are declared daily and paid monthly. Distributions of net realized gains, if any, on the sales of investments are recorded on the ex-dividend date, and are made after the close of the Fund's fiscal year and in November, December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the year ended April 30, 2003 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

In the normal course of business each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH)
 provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the
 Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the year ended April 30, 2003, management fees totaled $847,544 and $140,819 for the Money Fund and ShortTerm Fund, respectively.
 The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 2003, fees under this agreement amounted to $64,403 and $4,870 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40%
(.50% effective September 1, 2002) of each Fund's average daily net assets. Expenses in excess of .50% of each Fund's average daily net assets, exclusive of interest, taxes, expenses of withholding taxes, brokerage commissions, extraordinary expenses and distribution fees payable by a fund under its distribution and service plan, will continue to be paid by WRH until notice is otherwise provided to shareholders. To the extent that actual expenses in future years are less than the maximum .50% expense limitation, the Funds may be required to reimburse WRH for expenses paid in excess of the limitation during the prior three years, subject to the .50% expense limitation.
At April 30, 2003, $1,336,149 and $468,710 in reimbursed expenses were subject to recapture by WRH through April 30, 2006, for the Money Fund and ShortTerm Fund, respectively. Amounts subject to recapture expire as follows:

				4/30/2004		4/30/2005		4/30/2006

Money Fund			$464,465		$503,009		$368,675
ShortTerm Fund		$150,561		$169,943		$148,206

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the year ended April 30, 2003, the Money Fund and the ShortTerm Fund paid $598 and $147, respectively, to WRH for brokerage fees on executions of portfolio investment transactions. Fees are paid to Trustees of the Trust at the rate of $1,000 per year plus $500 per quarterly meeting and $400 per audit meeting per trustee.


3.  Custodian Fees Paid Indirectly
For the year ended April 30, 2003, custodian fees were reduced by earnings credits of $713 and $430 on average daily cash balances for the Money Market Fund and the ShortTerm Fund, respectively.

4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value.  Transactions in Fund shares for the year's ended April
30, 2003 and 2002 are as follows:




	Money Fund*			ShortTerm Fund

  					Shares                   Amount
Year        Year		Year       Year	  Year       Year
Ended	     Ended 		Ended      Ended	  Ended      Ended
           4/30/03     4/30/02     4/30/03    4/30/02    4/30/03    4/30/02
Sold	  432,376,137  428,171,372  2,149,066   1,698,475  21,951,567 17,238,730
Issued
on
reinvested
dividends  1,599,401   3,069,993       73,320    97,914     750,482    993,670
Redeemed(439,988,073)416,784,340)(2,082,121)(2,414,685)(21,291,098)(24,523,799)
Net
Increase
(decrease)(6,012,535) 14,457,025     140,265  (618,296)  1,410,951  (6,291,399)

*   All at $1.00 per share


5.  Investment Transactions
Purchases and sales/maturities of investment securities
(excluding short-term securities) for the ShortTerm
Fund for the year ended April 30, 2003
 were $9,414,652 and $8,618,652, respectively.




6.  Federal Income Taxes and Distributions to Shareholders
At April 30, 2003, the cost of securities for federal income tax purposes was approximately the same as that for financial reporting purposes. Market value includes net unrealized appreciation over tax cost of $579,223 for the Short Term
Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $583,863 and ($4,640), respectively. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from that reflected in the accompanying financial statements. The differences between book-basis and tax-basis distributions and undistributed gains are attributed primarily to market discount accretion. As of April 30, 2003, the fund had net tax basis capital loss carryforwards in the aggregate of $3,553. These capital loss carryforwards may be applied to any net taxable capital gain until their expiration date of April 30, 2011.

For income tax purposes, distributions paid during the fiscal years ended
 April 30, 2003 and 2002 were as follows:

Distributions paid from:
                          2003                       2002
                Money Fund  ShortTerm Fund   Money Fund ShortTerm Fund
Ordinary Income   $43,766    $43,138           ---       $6,753
Tax Exempt
Income	   $1,628,951   $693,348        $3,084,050   $949,008
Long-Term
Capital Gains      --       $108,396           ---        $99,036

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

   Money Fund  ShortTerm Fund
Undistributed
Ordinary Income    --      $14,106
Undistributed
Tax-Exempt
Income	    $108,965   $76,454
Undistributed
Long Term
Capital Gains      --      $56,625
Capital Loss
Carryforwards    ($3,553)      --
Net Unrealized
Appreciation       --     $579,223


7.  Financial Highlights
						Money Fund*


Per share operating         Year   Year    Year    Year    Year
 performance(For a share    Ended  Ended   Ended   Ended   Ended
 outstanding throughout	  4/30/03 4/30/02 4/30/01 4/30/00 4/30/99
 the year)


Net asset value,
beginning of year....     $1.00    $1.00   $1.00   $1.00   $1.00
Income from
investment
operations:
 Net investment income..   0.010    0.019   0.036  0.032   0.030
Less distributions from:
 Net investment income..  (0.010)  (0.019) (0.036)(0.031) (0.030)
Return of capital..          --       --      --  (0.001)    --


Total distributions       (0.010) (0.019) (0.030) (0.032) (0.030)

Net asset value,
 end of year....	 	   $1.00   $1.00   $1.00   $1.00   $1.00


Total return ....		     .99%   1.89%   3.70%   3.26%   3.02%



Ratios/supplemental data



Net assets at end
of year (000's)...	$160,791 $166,848 $152,342 $137,051 $160,410



Ratios to average
 daily net assets
     Expenses....        .47%      .40%     .40%      .40%     .39%
     Expenses
       (before
 reimbursement) ..       .69%      .70%     .74%      .70%     .73%
     Net investment
income............       .96%     1.84%    3.63%      3.11%   2.96%







* Per share amounts have been calculated using the monthly average share method.


7.  Financial Highlights (continued)
									ShortTerm Fund*


Per share operating performance
(for a share outstanding throughout the year)


Year      Year     Year     Year     Year
Ended	    Ended    Ended    Ended    Ended
4/30/03  4/30/02  4/30/01  4/30/00  4/30/99


Net asset value,
 beginning of year      $10.14   $10.09    $9.84   $10.11    $10.05
Income from investment
operations:
Net Investment income	0.30       0.38     0.41     0.41      0.40
Net realized and
unrealized gain (loss)
   on investments	      0.13       0.10     0.25    (0.27)     0.06
Total from investment
Operations			0.43	     0.48     0.66     0.14      0.46


Less distributions
 from:

Net investment income (0.30)      (0.38)  (0.41)   (0.40)     (0.40)


Net realized gains    (0.06)      (0.05)    --       --        --

Return of capital       --          --      --    (0.01)       --

Total distributions  (0.36)       (0.43)  (0.41)  (0.41)      (0.40)


Net asset value,
 end of year	  $10.21       $10.14  $10.09   $9.84      $10.11


Total return         4.38%        4.77%   6.79%   1.39%        4.71%



Ratios/supplemental
data


Net assets at end
of year (000's)	$23,965      $22,365  $28,484  $32,779    $29,356





Ratios to average daily net assets





Expenses               .47%       .40%     .40%      .40%      .39%
Expenses
before reimbursement  1.10%     1.07%     .92%      .91%      .93%
Net investment income 2.95%     3.73%    4.07%     3.97%     4.00%
Portfolio turnover
Rate                 41.6%     62.1%    26.0%     32.2%     25.6%




* Per share amounts have been calculated using the monthly average share method.


The Board of Trustees and Shareholders of
The Florida TaxFree Funds


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm
 Fund (constituting The Hough Group of Funds, hereafter referred to as the "Fund") at April 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April
30, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for the year ended April 30, 1999 were audited by other independent accountants whose report dated May 27, 1999 expressed an unqualified opinion on those financial statements.



PricewaterhouseCoopers LLP
New York, New York
June 4, 2003


Interested Trustee

W. Robb Hough, Jr., age 50
Current Positions Held with the Funds:  President and Chairman
Term of Office and Length of Time Served:  Indefinitely until successor is elected. Chairman since November 1993; President since May 1996. Principal Occupations During the Past Five Years: President, William R.
 Hough & Co.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Director and
 President, William R. Hough & Co.

Independent Trustees

Daniel Calabria, age 67
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served:  Indefinitely until successor is elected.  Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired; Trustee for various mutual funds
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Trustee, IDEX Mutual Funds; Trustee, Aegon/Transamerica Series Funds.

William C. James, age 76
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served:  Indefinitely until successor is elected.  Trustee since November 1993.
Principal Occupations During the Past Five Years: Retired, Private Investor Number of Portfolios Overseen Within the Fund Complex: 2
Other Directorships Held Outside the Fund Complex:  None

James T. Lang, age 81
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served:  Indefinitely until successor is elected.  Trustee since November 1993.
Principal Occupations During the Past Five Years: Financial Manager of U.S. Department of Commerce Grants to World Trade Association of Florida, Financial Consultant, Trustee of various individual trusts.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex: Vice Chairman of the Pinellas County Educational Facilities Authority

Peter B. Wells, age 48
Current Positions Held with the Funds:  Trustee
Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since May 2000.
Principal Occupations During the Past Five Years: Certified Public Accountant, Wells, Houser, Schatzel & Thomas, P.A., formerly named Peel, Schatzel & Wells, P.A.
Number of Portfolios Overseen Within the Fund Complex:  2
Other Directorships Held Outside the Fund Complex:  None








N-CSR Item 9. Controls and Procedures

(a)Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the Principal Executive Officer and
Treasurer of the Trust have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Trust is accumulated and communicated to the Trust's management to allow timely decisions regarding required disclosure.

 (b)	There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.